SEGMENT INFORMATION (Details) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
SEGMENT INFORMATION [Line Items]
Number of operating segments | segment		2
Revenues, cost of revenues, and gross profit by segment
Revenue				¥ 1,520,035
Cost	[1]	¥ (918,549)	¥ (592,946)	(443,467)
Gross profit		1,166,822	¥ 1,160,749	¥ 1,076,568
Adult Training
Revenues, cost of revenues, and gross profit by segment
Revenue		1,915,446
Cost		(690,252)
Gross profit		1,225,194
Kid Training
Revenues, cost of revenues, and gross profit by segment
Revenue		169,925
Cost		(228,297)
Gross profit		¥ (58,372)

[1]	(a) Includes share-based compensation expense as follows (note 16):